Summary of significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
Sep. 30, 2022
University relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Basis	Straight-line
Rate / term	10 years
Education license/certificate [Member]
Finite-Lived Intangible Assets [Line Items]
Basis	Straight-line
Rate / term	5 years
In-process course curriculum [Member]
Finite-Lived Intangible Assets [Line Items]
Basis	Straight-line
Rate / term	5 years